Summary Of Accounting Policies (Schedule Of Estimated Life Of Significant Assets)	12 Months Ended
Mar. 31, 2012 years
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, Minimum in years	2
Estimated useful lives for significant assets, Maximum in years	65
Equipment And Facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, Minimum in years	3
Estimated useful lives for significant assets, Maximum in years	15
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, Maximum in years	5